As filed with the Securities and Exchange Commission on February 18, 2016

1933 Act File No. 033-11387
1940 Act File No. 811-04984

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 248	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 249	[ X ]
(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
220 East Las Colinas Boulevard, Suite 1200
Irving, Texas 75039
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 220 East Las Colinas Boulevard Suite 1200 Irving, Texas 75039 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on February 26, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 248 to the Registrant's Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the "1933 Act"), solely for the purpose of delaying, until February 26, 2016, the effectiveness of the registration statement for the American Beacon Mid-Cap Value Fund, filed in Post-Effective Amendment No. 238 ("PEA No. 238") on December 22, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.  Since no other changes are intended to be made to PEA No. 238 by means of this filing, Parts A, B and C of PEA No. 238 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the American Beacon Mid-Cap Value Fund is incorporated herein by reference to Part A of PEA No. 238.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the American Beacon Mid-Cap Value Fund is incorporated herein by reference to Part B of PEA No. 238.

PART C – OTHER INFORMATION

The Part C for the American Beacon Bridgeway Mid-Cap Value Fund is incorporated herein by reference to Part C of PEA No. 238.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 248 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irving and the State of Texas, on February 18, 2016.

AMERICAN BEACON FUNDS
By:            /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 248 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	February 18, 2016
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	February 18, 2016
Melinda G. Heika

Gilbert G. Alvarado*	Trustee	February 18, 2016
Gilbert G. Alvarado

Joseph B. Armes*	Trustee	February 18, 2016
Joseph B. Armes

Gerard J. Arpey*	Trustee	February 18, 2016
Gerard J. Arpey

W. Humphrey Bogart*	Trustee	February 18, 2016
W. Humphrey Bogart

Brenda A. Cline*	Trustee	February 18, 2016
Brenda A. Cline

Eugene J. Duffy*	Trustee	February 18, 2016
Eugene J. Duffy

Thomas M. Dunning*	Trustee	February 18, 2016
Thomas M. Dunning

Alan D. Feld*	Trustee	February 18, 2016
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	February 18, 2016
Richard A. Massman

Barbara J. McKenna*	Trustee	February 18, 2016
Barbara J. McKenna

R. Gerald Turner*	Trustee	February 18, 2016
R. Gerald Turner

*By            /s/ Rosemary K. Behan1
Rosemary K. Behan
Attorney-In-Fact

1Signed pursuant to previously filed power of attorney.